Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	METRO BANCORP, INC.
Entity Central Index Key	0001085706
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		14,126,706
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 145,614,067